Accounts Payable - Schedule of Accounts Payable (Details) - USD ($)	Apr. 30, 2026	Oct. 31, 2025
Schedule of Accounts Payable [Abstract]
Inventory purchase	$ 2,918,054	$ 802,197
Total	$ 2,918,054	$ 802,197